UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 12/31

Date of reporting period:    6/30/14

Item 1.  Reports to Stockholders.

Teton Valley Fund

Semi-Annual Report
June 30, 2014

Investor Information: 1-844-838-6683

This report and the consolidated financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Teton Valley Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

1 Maritime Plaza, Suite 1555

San Francisco, CA 94111

Dear Fellow Shareholders:

We are pleased to present you with the Teton Valley Fund Semi-Annual Report. Since the Fund’s inception (January 30, 2014) through June 30, 2014, the Teton Valley Fund total return was -7.60%, compared with 12.89% for the S&P 500 over the same period. The Fund has generated 529 basis points of Alpha since inception.

During the period under review, the Teton Valley Fund benefited from its short sales of many retail stocks. The common theme was the inability of retailers to maintain margins in an inflationary cost environment coupled with very competitive pricing pressures. Our biggest winner was a sporting goods retailer which announced stellar comps several days after the Fund’s launch. Digging through the numbers revealed that the company had achieved the strong sales through increased discounting and had to extend its balance sheet to achieve its earnings number. We initiated a position with the expectation that the next quarter would be hard to achieve without further degradation to the balance sheet. Our thesis played out as the company dramatically underperformed and we covered the stock with our largest gain to date.

The Teton Valley Fund also benefited from its investments in the securities of a restaurant company which had been challenged to grow comps while dealing with increasing costs. The ensuing margin pressure forced the company to dramatically alter their growth plans as well as embark on a costly reset of their in restaurant experience. The uncertainty of the latter resulted in multiple compression and the stock declined nicely since the position was initiated.

In addition, the Teton Valley Fund captured a gain in its short sale of an information technology software company. The company’s products are used in the relatively hot networking space, but were competing with better capitalized competitors who were heavily discounting prices. Our thesis played out as the company missed their guidance and the stock declined allowing us to record a gain.

Finally, we successfully shorted a home builder which had run up in anticipation of strong results. Their reported numbers, while strong, showed a potential systemic problem of decreasing pricing power coupled with higher land costs. The stock declined as investors realized the broader problems and we covered. Going forward we have continued our work on the home builders and believe there is a disconnect between the perception and the actual strength of the recovery. We hope to capitalize on this disparity going forward.

Conversely, we had many positions that went against us greater than the increase in the market. The overarching theme of the losers was exogenous events external to the fundamentals of the companies. We had a takeover offer, a company put themselves up for sale, and several activists become involved. As our goal is to find the companies in the S&P which are struggling or will struggle with fundamental issues, we are cognizant that many activists are looking at the same universe. While it would be impossible to predict and therefore avoid these stocks, our broad diversification and stringent risk control discipline kept these positions from too dramatically impacting the portfolio.

Thank you for being a Teton Valley Fund shareholder.

Sincerely,

Andrew Matthes & Gary Cooper

1

*	Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Teton Valley Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing. The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. An investment cannot be made directly in an index.

4279-NLD-8/8/2014

2

Teton Valley Fund

Portfolio Review (Unaudited)

Since Inception Through June 30, 2014*

Total Returns as of June 30, 2014	Since Inception*
Teton Valley Fund – Class I	(7.60)%
S&P 500 Total Return Index	12.89%

*	Commencement of operations was January 30, 2014. Returns are not annualized.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until April 30, 2016, to ensure that the net annual Fund operating expenses will not exceed 3.50% (excluding certain expenses), subject to possible recoupment from the Fund in future years. The Fund’s total gross annual operating expenses, per its prospectus dated January 24, 2014, including fees paid to underlying funds, are 4.75%. The above performance figures do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call 1-844-838-6683.

PORTFOLIO ANALYSIS (Unaudited) June 30, 2014
Percent of Net Assets
Securities Sold Short	(99.04)%
Other Assets Less Liabilities	199.04%
Total	100.00%
3

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Value

	TOTAL INVESTMENTS - 0.00%
	(Cost - $0)	$—
	SECURITIES SOLD SHORT - (99.04) %	(3,180,041)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 199.04%	6,391,048
	NET ASSETS - 100.00%	$3,211,007

	SECURITIES SOLD SHORT - 99.04%
	APPAREL - 3.69%
470	Carter’s, Inc.	32,397
535	Ralph Lauren Corp.	85,969
		118,366
	BANKS - 2.02%
1,375	Citigroup, Inc.	64,763

	BEVERAGES - 2.04%
525	Keurig Green Mountain, Inc.	65,420

	BUILDING MATERIALS - 3.95%
1,285	Fortune Brands Home & Security	51,310
3,405	Masco Corp.	75,591
		126,901
	CHEMICALS - 4.48%
755	Monsanto Co.	94,179
240	Sherwin Williams Co.	49,658
		143,837
	COMMERCIAL SERVICES - 1.92%
590	Towers Watson & Co.	61,496

	COMPUTERS - 3.61%
667	Accenture PLC	53,920
342	International Business Machines Corp.	61,994
		115,914
	COSMETICS/PERSONAL CARE - 2.86%
1,238	Estee Lauder Co’s., Inc.	91,934

	DISTRIBUTION/WHOLESALE - 4.10%
1,965	Fastenal Co.	97,248
1,210	HD Supply Holdings, Inc. *	34,352
		131,600
	ENVIRONMENTAL CONTROL - 1.00%
270	Stericycle, Inc. *	31,973

	FOOD - 13.23%
400	Hain Celestial Group, Inc. *	35,496
675	Hershey Foods Corp.	65,725
920	Hormel Foods Corp.	45,402
905	JM Smucker Co.	96,446
2,140	Mondelez International, Inc. - Cl. A	80,485
2,700	Sysco Corp.	101,115
		424,669

See accompanying notes to financial statements.

4

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Shares		Value

	HEALTHCARE PRODUCTS - 6.73%
1,680	DENTSPLY International, Inc.	$79,548
1,090	Sirona Dental Systems, Inc. *	89,881
563	Varian Medical Systems, Inc. *	46,808
		216,237
	HOME BUILDERS - 1.00%
1,598	PulteGroup, Inc.	32,216

	HOUSEHOLD PRODUCTS/WARES - 5.84%
1,100	Clorox Co.	100,540
1,464	Jarden Corp. *	86,888
		187,428
	INTERNET - 4.46%
2,808	Rackspace Hosting, Inc. *	94,517
588	Twitter, Inc. *	24,090
320	Yelp, Inc. *	24,538
		143,145
	LEISURE TIME - 7.51%
1,734	Brunswick Corp.	73,053
1,240	Harley-Davidson, Inc.	86,614
625	Polaris Industries, Inc.	81,400
		241,067
	MACHINERY- CONSTRUCTION & MINING - 2.47%
730	Caterpillar, Inc.	79,329

	MEDIA - 3.26%
1,610	DISH Network Corp. *	104,779

	MISCELLANEOUS MANUFACTURE - 2.27%
2,130	Leggett & Platt, Inc.	73,016

	REITS - 3.06%
300	Taubman Centers, Inc.	22,743
1,130	The Macerich Co.	75,428
		98,171
	RETAIL - 10.29%
280	Costco Wholesale Corp.	32,245
1,440	Family Dollar Stores, Inc.	95,242
560	L Brands, Inc.	32,850
470	Nordstrom, Inc.	31,927
370	Panera Bread Co. - Cl. A *	55,437
375	Williams-Sonoma, Inc.	34,096
600	Yum! Brands, Inc.	48,720
		330,517
	SEMICONDUCTORS - 0.95%
1,650	NVIDIA Corp.	30,591

	SOFTWARE - 2.24%
1,075	Check Point Software Technologies Ltd. *	72,057

See accompanying notes to financial statements.

5

Teton Valley Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Shares		Value

	TELECOMMUNICATIONS - 4.03%
2,795	Cisco Systems, Inc.	$69,456
7,030	Sprint Corp. *	59,966
		129,422
	TRANSPORTATION - 2.03%
1,022	C H Robinson Worldwide, Inc.	65,193

	TOTAL SECURITIES SOLD SHORT	3,180,041
	(Proceeds- $3,107,690) (a)

*	Non-Income producing security.

REITS - Real Estate Investment Trusts

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes for securities held short is $3,107,690 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$32,987
Unrealized depreciation	(105,338)
Net unrealized depreciation	$(72,351)

See accompanying notes to financial statements.

6

Teton Valley Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

Assets:
Cash	$1,306,225
Due from Investment Adviser	9,099
Dividends and Interest Receivable	96
Deposits for Short Sales	5,044,200
Receivable for Securities Sold	86,609
Prepaid Expenses and Other Assets	7,011
Total Assets	6,453,240

Liabilities:
Securities Sold Short (Proceeds $3,107,690)	3,180,041
Payable for Securities Purchased	44,328
Payable for Dividends and Interest on Short Positions	1,163
Payable to Affiliates	1,126
Accrued Expenses and Other Liabilities	15,575
Total Liabilities	3,242,233

Net Assets (Unlimited shares of no par value beneficial interest authorized; 347,625 shares of beneficial interest outstanding)	$3,211,007

Net Asset Value, Offering & Redemption Price Per Share ($3,211,007/347,625 shares of beneficial interest outstanding)	$9.24

Composition of Net Assets:
At June 30, 2014, Net Assets consisted of:
Paid-in-Capital	$3,400,102
Accumulated net investment loss	(37,441)
Accumulated net realized loss from security transactions	(79,303)
Net unrealized loss on short sales	(72,351)
Net Assets	$3,211,007

See accompanying notes to financial statements.

7

Teton Valley Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2014 *

Investment Income:
Dividend Income	$96
Interest Income	3
Total Investment Income	99

Expenses:
Investment Advisory Fees	22,671
Legal Fees	10,068
Administration Fees	9,250
Dividends and Interest Paid on Securities Sold Short	8,836
Registration & Filing Fees	8,054
Chief Compliance Officer Fees	6,646
Audit Fees	6,042
Printing Expense	4,028
Trustees’ Fees	3,222
Custody Fees	3,021
Margin Interest	2,946
Fund Accounting Fees	2,014
Transfer Agent Fees	1,611
Insurance Expense	1,611
Miscellaneous Expenses	805
Total Expenses	90,825
Less: Fee Waived/Expenses Reimbursed by Adviser	(53,285)
Net Expenses	37,540
Net Investment Loss	(37,441)

Realized and Unrealized Loss on Investments
Net Realized Loss on:
Investments	(176)
Securities Sold Short	(79,127)
Total Net Realized Loss	(79,303)

Net Change in Unrealized Depreciation on:
Securities Sold Short	(72,351)
Total Net Change in Unrealized Depreciation	(72,351)

Net Realized and Unrealized Loss on Investments	(151,654)

Net Decrease in Net Assets Resulting From Operations	$(189,095)

*	The Fund commenced operations on January 30, 2014.

See accompanying notes to financial statements.

8

Teton Valley Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
June 30, 2014 *
Operations:
Net investment loss	$(37,441)
Net realized loss from investments	(79,303)
Net change in unrealized depreciation of investments	(72,351)
Net Decrease in Net Assets Resulting From Operations	(189,095)

Capital Share Transactions:
Proceeds from Shares Issued (347,625 shares)	3,400,102
Total Capital Share Transactions	3,400,102

Total Increase in Net Assets	3,211,007

Net Assets:
Beginning of Period	—
End of Period +	$3,211,007

+ Includes accumulated net investment loss of:	$(37,441)

*	The Fund commenced operations on January 30, 2014.

See accompanying notes to financial statements.

9

Teton Valley Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Period Ended June 30, 2014 *

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(189,095)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(28,394)
Proceeds from sales	28,218
Purchases of securities sold short	7,191,160
Proceeds from securities sold short	(4,162,597)
Net realized loss from investments	79,303
Net unrealized depreciation from investments	72,351

Changes in assets and liabilities (Increase)/Decrease in assets:
Deposits for short sales	(5,044,200)
Due from Investment Adviser	(9,099)
Dividends and Interest Receivable	(96)
Recievable for Securities Sold	(86,609)
Prepaid Expenses and Other Assets	(7,011)
Increase/(Decrease) in liabilities:
Payable to Affiliates	1,126
Payable for Securities Purchase	44,328
Payable for Dividends and Interst on Short Positions	1,163
Accrued Expenses and Other Liabilities	15,575
Net cash used in operating activities	(2,093,877)

Cash flows from financing activities:
Proceeds from shares sold	3,400,102
Net cash provided by financing activities	3,400,102

Net increase in cash	1,306,225
Cash at beginning of period	—
Cash at end of period	$1,306,225

*	The Fund commenced operations on January 30, 2014.

See accompanying notes to financial statements.

10

Teton Valley Fund
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

Class I
For the
Period Ended
June 30, 2014 (1)

Net Asset Value, Beginning of Period	$10.00
Activity from investment operations:
Net investment loss (2)	(0.13)
Net realized and unrealized loss on investments	(0.63)
Total from investment operations	(0.76)

Net Asset Value, End of Period	$9.24

Total Return (3)	(7.60)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$3,211

Ratio of expenses to average net assets
before reimbursement (4)	8.11%
net of reimbursement (4)	3.35%

Ratio of expenses to average net assets (excluding dividends on securities sold short):
before reimbursement (4)	7.06%
net of reimbursement (4)	2.30%

Ratio of net investment loss to average net assets: (4)	(3.34)%

Portfolio turnover rate (5)	0%

(1)	The Fund commenced operations on January 30, 2014.

(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	Not annualized.

See accompanying notes to financial statements.

11

Teton Valley Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	Organization

The Teton Valley Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by identifying companies who stocks are expected to decline in price and selling those stocks short. The Fund commenced operations on January 30, 2014. The Fund has two classes of shares: Class A and Class I shares. Class A shares are not currently available for purchase.

2.	SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Option contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and options on futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – The team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were

12

Teton Valley Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Liabilities *	Level 1	Level 2	Level 3	Total
Common Stock Sold Short	$3,180,041	$—	$—	$3,180,041
Total	$3,180,041	$—	$—	$3,180,041

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

It is the Fund’s policy to record transfers into or out of any Level at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines,

13

Teton Valley Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

the Fund will realize a gain, limited to the price at which the Fund sold the security short. Amounts reflected as deposits with brokers in the Statement of Assets and Liabilities include restricted balances held with the broker as collateral for short sales.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Tax – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions expected to be taken in the Fund’s current fiscal year end return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the Fund did not incur any interest or penalties.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually.  Dividends and distributions to shareholders are recorded on the ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g. deferred losses) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	Advisory Fee and Other Related Party Transactions

Advisory Fees – Pursuant to the investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”), Teton Fund Management, LLC (the “Adviser”) provides investment advisory services to the Fund. Under the terms of the Advisory Agreement, the Adviser receives a base monthly fee calculated at an annual rate of 2.00% of the average daily net assets of the Fund.

14

Teton Valley Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front end or deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation expenses which may include indemnifications of Fund officers and Trustees, contractual indemnification and Fund service providers(other than the Adviser)), at least until April 30, 2016, so that the total annual operating expenses of the Fund do not exceed 2.30% of the Fund’s average daily net assets. Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years of when the amounts were waived or reimbursed. During the period ended June 30, 2014, the Adviser waived fees and reimbursed expenses of $53,285.

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) – Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Amounts due to GFS for these services are reported as “Payable to Affiliates” in the Statement of Assets and Liabilities.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust has adopted, with respect to the Fund, a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. During the period ended June 30, 2014, pursuant to the Plan, the Distributor did not receive any compensation.

None of the executive officers receive compensation from the Trust.

4.	Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended June 30, 2014 amounted to $28,394 and $28,083, respectively.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2014, Walter J. Burlock and David F. Marquardt, held approximately 29% and 31%, respectively, of the voting securities of the Fund.

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

Teton Valley Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2014

As a shareholder of Teton Valley Fund (the “Fund”), you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 30, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/30/14)	Ending Account Value (6/30/14)	Expenses Paid During Period (1/30/14 to 6/30/14)
Actual – Class I *	$1,000.00	$924.00	$13.34
Hypothetical – Class I ** (5% return before expenses)	$1,000.00	$1,008.17	$16.69

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 3.35%, multiplied by the number of days in the period (151) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 3.35%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
16

Approval of Advisory Agreement – Teton Valley Fund (Unaudited) *

In connection with a meeting held on November 21 and 22, 2013, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Teton Fund Management, LLC (“TWM”) and the Trust, with respect to the Teton Valley Fund (“Teton”).In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Service. The Board noted that TWM was recently established in 2013 for the sole purpose of creating and managing Teton which will employ a short selling strategy intended for institutions, high net worth individuals, and family offices. The Board reviewed the background information of the key investment personnel that will be responsible for servicing Teton and expressed its satisfaction with their previous experience as a hedge fund manager, equity analyst, operations and administrative support. The Board noted that TWM is focused on building a portfolio by shorting stocks consisting of S&P 500 underperformers throughout diversified sectors, and TWM takes into consideration quantitative and qualitative factors when looking for companies that are experiencing deteriorating fundamentals and whether those weaknesses are reflected in the stock price or believed to be overvalued by historical measures. The Board noted that TWM conducts thorough research on companies’ balance sheets to detect enhancement manipulation to the income statements, evaluates unsustainable business models with low or no cash flow, and meets with competitors, suppliers, and customers, in order to determine what stocks to short sell. While not all strategy risk can be eliminated, the Board recognized that a short stock portfolio comes with additional risks that TWM acknowledged and TWM plans to monitor in attempting to mitigate such risk. The Board understands that Teton is a unique fund that requires additional labor, research, and has added risks associated with managing a short sale strategy in that it is generally opposite that of a typical stock portfolio and may not be suitable to all investors. The Board noted that Teton will provide large investors access to a mutual fund that, when used in conjunction with their other investments, can provide protection against downside risk. The Board concluded that TWM has the experience in this arena and has the ability to provide a high level of quality service to Teton and its shareholders.

Performance. While Teton has not yet commenced trading, the Board reviewed the performance results of a hedge fund managed by Teton’s portfolio manager. The Board noted certain meaningful differences between the hedge fund’s strategy and that of Teton, and considered these differences in its analysis of the value of the performance information provided. The Board noted that the hedge fund strategy realized negative returns over the one, five, ten and since inception periods with returns of -35.00%, -24.1%%, -19.50%, and -4.20% respectively. The Board noted that the hedge fund underperformed the S&P 500 and NASDAQ Composite over the one year, five year, ten year and since inception periods, and considered that both indexes realized positive returns for each period. The Board noted that the hedge fund outperformed the Morningstar Bear Market Funds Category over five year period which returned -26.30%. The Board recognized that the hedge fund does not employ a strategy substantially similar to that of Teton. The Board concluded that TWM has the experience and the potential to deliver returns consistent with a hedging strategy.

Fees & Expenses. The Board noted that, TWM proposed a management fee of 2.00%, which is higher than Teton’s selected peer group average of 1.55%, but within the high/low range of fees charged by the peer group funds (0.91% – 2.30%). The Board further noted that the advisory fee is the higher than those in the Morningstar category funds which range from 0.64% – 1.25%. The Board noted Teton’s estimated expense ratio of 3.50% is higher than both the peer group average of 3.01% and Morningstar category average of 1.94%. The Board recognized that Teton is a unique product that requires significant resources and diligence to manage effectively. The Trustees acknowledged that Teton is more suitable to large institutional type investors as a hedging tool to be used in conjunction with existing portfolios. After further discussion, in consideration of the downside protection offered and the services required to manage it, the Board concluded the management fee is reasonable.

17

Economies of Scale. The Board discussed the anticipated size of Teton, and its prospects for growth during the initial period of the Advisory Agreement. The Trustees concluded that based on the anticipated size of Teton, meaningful economies justifying breakpoints will not likely be realized during the initial term of the Advisory Agreement. They noted that TWM indicated it anticipates realizing economies when Fund assets reach $750 million, and again at $1 billion, and that it would be amenable to a discussion of breakpoints at that time. The Board agreed to monitor and address the issue of breakpoints as Teton’s assets grow.

Profitability. The Board considered the anticipated profits to be realized by TWM in connection with the operation of Teton and whether the amount of profit is a fair entrepreneurial profit for the management of Teton. The Trustees noted that TWM anticipates earning a modest profit in connection with its relationship with Teton in terms of actual dollars and percentage of revenue during the first year of the Advisory Agreement. The Board was satisfied that TWM’s anticipated profitability level associated with its relationship with Teton is reasonable.

Conclusion. Having requested and received such information from the TWM as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable in the circumstances and that approval of the Advisory Agreement was in the best interests of the Trust and the future shareholders of the Teton Valley Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.
18

PRIVACY NOTICE	Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡      open an account or give us contact information

¡      provide account information or give us your income information

¡      make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡      sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡       affiliates from using your information to market to you

¡       sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-838-6683 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-202-551-8090). The information on Form N-Q is available without charge, upon request, by calling 1-844-838-6683.

INVESTMENT ADVISER

Teton Fund Management LLC

1 Maritime Plaza

San Francisco, CA 94111

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/5/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

9/5/14